CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for credit losses	$ 109,252	$ 109,419	$ 122,320	$ 98,351	$ 89,086	$ 106,673	$ 118,730	$ 132,271
Restricted cash	599,854		727,186			767,359
Receivables, less allowance for credit losses of $73,867, $73,891 and $39,309, respectively	12,654,129		10,732,276			9,386,549
Equipment on operating leases, net	885,538		754,371			647,617
TOTAL	14,604,424		13,346,529			11,901,151	10,883,489
Short-term debt (including current maturities of long-term debt)	4,173,609		4,230,237			4,796,035
Long-term debt	7,694,301		6,321,551			4,587,773
Total liabilities	13,142,174		11,863,118			10,653,906
Consolidated variable interest entities ("VIEs")
Allowance for credit losses	73,867		73,891			39,309
Restricted cash	599,754		727,086			738,478
Receivables, less allowance for credit losses of $73,867, $73,891 and $39,309, respectively	9,401,559		8,287,642			7,823,615
Equipment on operating leases, net	123,360		125,003			94,018
TOTAL	10,124,673		9,139,731			8,656,111
Short-term debt (including current maturities of long-term debt)	4,080,750		4,081,062			4,583,407
Long-term debt	5,599,819		4,729,901			3,634,629
Total liabilities	$ 9,680,569		$ 8,810,963			$ 8,218,036